Shareholder Report, Average Annual Return (Details) 194064_Innovator U.S. Small Cap Managed Floor ETF_TF_TSR Annual {TF}	12 Months Ended	14 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Managed Floor ETF®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Managed Floor ETF NAV
Average Annual Return, Percent	11.66%	12.20%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	13.20%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	11.72%
Solactive United States 2000 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive United States 2000 Index TR
Average Annual Return, Percent	13.02%	12.21%